Trade receivables	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Trade receivables

11.	Trade receivables

The credit period granted to customers ranges from 30 to 60 days (2024: 30 to 60 days).

The Group applies a simplified approach in calculating loss allowances for trade receivable at an amount equal to lifetime ECL.

The Group does not hold any collateral or other credit enhancements over trade receivable balances.

The aged analysis of trade receivables at the end of the reporting period:

	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Neither past due nor impair	107,815	41,067

Past due but not impair:
1 to 30 days	53,595	21,818
31 to 60 days	100,649	86,960
More than 60 days	310,716	191,511

	572,775	341,356

Receivables that are neither past due nor impaired

Trade receivables that are neither past due nor impaired are creditworthy receivables with good payment records with the Group.

Receivables that are past due but not impaired

Trade receivables that were past due but not impaired relate to customers that have a good track record with the Group. Based on past experience and no adverse information to date, the directors of the Group are of the opinion that no provision for impairment is necessary in respect of these balances as there has not been a significant change in the credit quality and the balances are still considered recoverable.

11.	Trade receivables

The credit period granted to customers ranges from 30 to 60 days (2024: 30 to 60 days).

The Group applies a simplified approach in calculating loss allowances for trade receivable at an amount equal to lifetime ECL.

The Group does not hold any collateral or other credit enhancements over trade receivable balances.

11.	Trade receivables (Cont’d)

The aged analysis of trade receivables at the end of the reporting period:

	2025	2024
	USD	USD

Neither past due nor impair	2,307	27,218

Past due but not impair:
1 to 30 days	9,419	952
31 to 60 days	4,199	12,461
More than 60 days	29,603	33,385

	45,528	74,016

Receivables that are neither past due nor impaired

Trade receivables that are neither past due nor impaired are creditworthy receivables with good payment records with the Group.

Receivables that are past due but not impaired

Trade receivables that were past due but not impaired relate to customers that have a good track record with the Group. Based on past experience and no adverse information to date, the directors of the Group are of the opinion that no provision for impairment is necessary in respect of these balances as there has not been a significant change in the credit quality and the balances are still considered recoverable.